Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Balance Sheet Information Related to Operating Leases

Balance sheet information related to the Company’s operating leases:

	As of December 31, 2025	As of December 31, 2024
Right-of-use assets	$42,745	$49,356
Lease liabilities – current	$36,382	$8,422
Lease liabilities – non-current	6,363	43,972
Total lease liabilities	$42,745	$52,394

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	Years Ended December 31,
	2025	2024	2023
Weighted average remaining lease term (years)	0.97	5.33	1.33
Weighted average discount rate	3.50%	4.20%	5.00%

Schedule of Future Leases Payments

The following table summarizes the future leases payments as of December 31, 2025:

Twelve Months Ending December 31,
2026	$37,013
2027	5,083
2028	1,429
Total undiscounted lease payments	43,525
Less: Imputed interest	(780)
Total lease liabilities	$42,745